Variable Interest Entities ("VIEs") (Tables)	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of bareboat charters
A summary of our payment obligations (excluding the repurchase option and obligation) under the bareboat charter with the lessor VIE as of September 30, 2025, is shown below:

(in thousands of $)	2025 (1)	2026	2027	2028	2029	2030+
Hilli (2)	19,594	77,040	74,173	71,138	68,187	201,309
(1) For the three months ending December 31, 2025.

(2) The payment obligations above include contractual capital and variable rental payments due under the lease.

Schedule of variable interest entities
The assets and liabilities of the lessor VIE that most significantly impact our unaudited consolidated balance sheet as of September 30, 2025 and December 31, 2024, are as follows:

(in thousands of $)	September 30, 2025	December 31, 2024
Assets
Restricted cash and short-term deposits	16,581	17,472

Liabilities (2)
Accrued expenses	(26,269)	(12,244)
Other non-current liabilities (note 18)	(184,000)	(184,000)
Debt:
Current portion of long-term debt and short-term debt (1)	(253,793)	(278,551)
Long-term debt (1)	—	(33,432)
Total debt	(253,793)	(311,983)
(1) Where applicable, these balances are net of deferred finance charges.
(2) The creditors of the lessor VIE have no recourse to the general credit of Golar.
The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the nine months ended September 30, 2025 and 2024 are as follows:

	Nine months ended September 30,
(in thousands of $)	2025	2024
Statement of operations
Other financial items, net (note 8)	1,824	4,373
Interest expense	11,260	15,076

Statement of cash flows
Net debt repayments	(60,282)	(63,404)
The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the nine months ended September 30, 2024 are as follows:

Nine months ended September 30,
(in thousands of $)	2024
Statement of operations
Liquefaction services revenue	168,563
Realized and unrealized gain/(loss) on oil and gas derivative instruments	19,993

Statement of cash flows
Net debt repayments	(63,404)
Cash dividends paid	(7,935)
The assets and liabilities of Gimi MS that most significantly impact our unaudited consolidated balance sheets are as follows:

(in thousands of $)	September 30, 2025	December 31, 2024
Balance sheet
Current assets	319,624	139,911
Non-current assets	1,658,166	1,795,646
Current liabilities	(97,861)	(186,149)
Non-current liabilities	(598,427)	(602,819)
The most significant impact of Gimi MS VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the nine months ended September 30, 2025 and 2024 are as follows:

	Nine months ended September 30,
(in thousands of $)	2025	2024
Statement of operations
Sales-type lease revenue	46,925	—
Vessel management fees and other revenues	25,144	—
Other non-operating income	29,981	—

Statement of cash flows
Additions to asset under development	189,944	142,582
Capitalized financing costs	—	(921)
Net debt repayments	(43,750)	(14,583)
Proceeds from subscription of equity interest	21,020	40,491